Inventories (Tables)	12 Months Ended
Mar. 31, 2026
Inventories [Abstract]
Schedule of Inventories
	As at March 31, 2026	As at March 31, 2025
Low value consumables	$22,105	$40,837
Merchandised goods	338,002	519,145
Provision for obsolete inventories	$-	$-
Total	$360,107	$559,982